Fair Values of Credit Substitutes by Type of Instrument (Detail) In Millions, unless otherwise specified	Mar. 31, 2014 USD ($)	Mar. 31, 2014 INR	Mar. 31, 2013 INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes USD ($)	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Debentures Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Debentures Fair Values Of Credit Substitutes INR	Mar. 31, 2014 Debt securities, other than asset and mortgage-backed securities Commercial paper Fair Values Of Credit Substitutes INR	Mar. 31, 2013 Debt securities, other than asset and mortgage-backed securities Commercial paper Fair Values Of Credit Substitutes INR
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 15,454.7	927,284.9	1,017,788.0		910,312.2	993,950.6	$ 1,083.4	65,001.6	46,596.4	23,024.0	6,799.0	41,977.6	39,797.4
Fair Value	$ 15,147.1	908,824.3	1,018,071.5	$ 14,861.3	891,679.9	993,231.5	$ 1,085.8	65,147.1	46,622.6	23,115.5	6,820.0	42,031.6	39,802.6